SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares	132,058	116,028
Shares committed to be released	9,338	9,338
Unearned shares	122,311	140,987
Total ESOP shares	263,707	266,353
Fair value of unearned shares at End of period (dollars in thousands)	$ 1,025	$ 1,212